Revenue - Disclosure of geographical areas (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenue	€ 1,474	€ 1,382	€ 2,860	€ 2,710
France [member]
Disclosure of geographical areas [line items]
Revenue	152	151	302	293
Germany [member]
Disclosure of geographical areas [line items]
Revenue	349	310	700	607
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	39	53	83	100
Switzerland [member]
Disclosure of geographical areas [line items]
Revenue	26	31	43	61
Other Europe [member]
Disclosure of geographical areas [line items]
Revenue	270	261	514	502
United States [member]
Disclosure of geographical areas [line items]
Revenue	485	442	928	880
Canada [member]
Disclosure of geographical areas [line items]
Revenue	28	25	49	44
Asia and Other Pacific [member]
Disclosure of geographical areas [line items]
Revenue	76	65	143	135
Other countries [member]
Disclosure of geographical areas [line items]
Revenue	€ 49	€ 44	€ 98	€ 88